Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 43,932 $ 2,478,204
AerSale Corp.
(a)(b)
................... 33,115 535,801
BWX Technologies, Inc. .............. 55,023 3,553,385
National Presto Industries, Inc. .......... 13,126 892,831
Parsons Corp.
(a)(b)
................... 15,496 674,076
8,134,297
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 21,057 427,668
Forward Air Corp. .................. 5,626 593,599
Hub Group, Inc., Class A
(a)
............. 23,208 1,749,883
2,771,150
Automobile Components — 1.1%
Dorman Products, Inc.
(a)(b)
............. 49,078 4,228,560
Gentex Corp. ..................... 130,385 3,597,322
Standard Motor Products, Inc. .......... 24,883 896,037
8,721,919
Banks — 9.1%
Amalgamated Financial Corp. .......... 33,100 538,868
Arrow Financial Corp. ................ 41,559 897,259
Bank First Corp.
(b)
.................. 18,569 1,269,934
Bank of Marin Bancorp ............... 25,945 457,410
Bridgewater Bancshares, Inc.
(a)
......... 46,701 464,675
Brookline Bancorp, Inc. ............... 44,207 421,735
Byline Bancorp, Inc. ................. 39,922 772,491
Cambridge Bancorp ................. 17,394 898,400
Camden National Corp. .............. 35,647 1,138,922
Capital City Bank Group, Inc. ........... 33,643 1,024,766
Capitol Federal Financial, Inc. .......... 177,921 1,103,110
City Holding Co. ................... 31,323 2,856,344
Columbia Financial, Inc.
(a)
............. 91,238 1,530,974
Commerce Bancshares, Inc. ........... 73,866 4,125,416
Community Bank System, Inc. .......... 54,582 2,726,917
Community Trust Bancorp, Inc. ......... 38,591 1,389,662
CrossFirst Bankshares , Inc.
(a)
........... 99,719 1,000,181
CVB Financial Corp. ................. 298,846 4,473,725
Eastern Bankshares , Inc. ............. 344,351 4,011,689
Equity Bancshares, Inc., Class A ........ 31,849 750,044
Farmers National Banc Corp. ........... 74,400 869,736
First Bancshares, Inc. (The) ............ 53,313 1,338,156
First Financial Corp. ................. 28,669 990,514
First Interstate BancSystem , Inc., Class A .. 20,068 513,540
First Mid Bancshares, Inc. ............. 16,925 446,143
First of Long Island Corp. (The) ......... 56,739 663,846
Five Star Bancorp .................. 25,213 536,028
Flushing Financial Corp. .............. 69,363 834,437
German American Bancorp, Inc. ......... 57,355 1,667,310
Great Southern Bancorp, Inc. ........... 24,152 1,228,854
HarborOne Bancorp, Inc. ............. 109,237 1,174,298
Hingham Institution for Savings (The) ..... 3,136 610,140
Kearny Financial Corp. ............... 136,112 1,060,312
Lakeland Financial Corp. .............. 31,715 1,606,999
Mid Penn Bancorp, Inc. ............... 33,185 750,645
NBT Bancorp, Inc. .................. 82,441 2,657,898
Nicolet Bankshares , Inc.
(a)(b)
............ 21,511 1,232,795
Northfield Bancorp, Inc. .............. 92,628 965,184
Northwest Bancshares, Inc. ............ 241,306 2,820,867
Origin Bancorp, Inc. ................. 47,499 1,397,895
Park National Corp. ................. 32,457 3,515,742
Seacoast Banking Corp. of Florida ....... 13,158 291,976
SmartFinancial , Inc. ................. 36,847 793,684
South Plains Financial, Inc. ............ 26,538 544,825
Security
Shares
Shares Value
Banks (continued)
Stellar Bancorp, Inc. ................. 98,216 $ 2,253,075
Stock Yards Bancorp, Inc. ............. 59,063 2,870,462
TriCo Bancshares .................. 55,033 1,970,732
Trustmark Corp. ................... 9,545 228,030
Univest Financial Corp. ............... 68,597 1,380,172
Washington Trust Bancorp, Inc. ......... 41,345 1,162,208
Westamerica BanCorp ............... 56,823 2,301,900
72,530,925
Biotechnology — 6.9%
(a)
2seventy bio, Inc. ................... 38,851 369,473
Alkermes plc ...................... 352,567 10,065,788
AnaptysBio , Inc. ................... 36,395 757,744
Anika Therapeutics, Inc. .............. 31,431 806,520
Arcutis Biotherapeutics , Inc. ........... 35,402 489,964
Eagle Pharmaceuticals, Inc. ........... 25,450 714,636
Enanta Pharmaceuticals, Inc. ........... 42,577 1,513,612
Exelixis , Inc. ...................... 470,258 8,605,721
Halozyme Therapeutics, Inc. ........... 129,464 4,159,678
HilleVax , Inc.
(b)
..................... 24,802 347,228
Ideaya Biosciences, Inc. .............. 24,670 450,474
Ionis Pharmaceuticals, Inc. ............ 124,799 4,414,141
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 297,735 3,099,421
iTeos Therapeutics, Inc.
(b)
............. 41,633 572,037
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 51,645 555,184
Madrigal Pharmaceuticals, Inc. .......... 7,770 2,424,240
Mirum Pharmaceuticals, Inc. ........... 22,077 592,767
ProKidney Corp., Class A
(b)
............ 65,599 619,255
PTC Therapeutics, Inc. ............... 54,827 3,023,161
Sarepta Therapeutics, Inc. ............. 14,851 1,823,257
Syndax Pharmaceuticals, Inc.
(b)
......... 81,219 1,669,050
Travere Therapeutics, Inc. ............. 110,147 2,375,871
Vanda Pharmaceuticals, Inc. ........... 120,363 739,029
Vir Biotechnology, Inc. ............... 60,730 1,527,360
Xencor , Inc.
(b)
..................... 121,366 3,208,917
54,924,528
Building Products — 0.6%
AAON, Inc. ....................... 5,495 538,510
CSW Industrials, Inc. ................ 31,195 4,201,031
4,739,541
Capital Markets — 1.9%
Diamond Hill Investment Group, Inc. ...... 7,052 1,143,270
Freedom Holding Corp.
(a)(b)
............ 37,230 2,845,489
Houlihan Lokey , Inc., Class A ........... 49,349 4,509,512
PJT Partners, Inc., Class A ............ 43,977 3,024,298
Virtu Financial, Inc., Class A ............ 183,766 3,684,508
15,207,077
Chemicals — 2.0%
Ashland, Inc. ...................... 22,055 2,241,009
Balchem Corp. .................... 38,751 5,091,881
NewMarket Corp. ................... 16,308 6,516,677
Stepan Co. ....................... 23,685 2,183,757
16,033,324
Commercial Services & Supplies — 1.3%
Brady Corp., Class A, NVS ............ 49,846 2,543,641
Casella Waste Systems, Inc., Class A
(a)
.... 50,723 4,514,347
Ennis, Inc. ....................... 61,148 1,188,106
UniFirst Corp. ..................... 12,809 2,096,577
10,342,671
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. .............. 20,327 185,382
Lumentum Holdings, Inc.
(a)
............ 7,623 367,810

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NETGEAR, Inc.
(a)
................... 48,550 $ 686,012
NetScout Systems, Inc.
(a)
............. 101,724 2,767,910
Viavi Solutions, Inc.
(a)
................ 360,424 3,229,399
7,236,513
Construction & Engineering — 0.7%
Argan , Inc. ....................... 31,616 1,271,912
MDU Resources Group, Inc. ........... 149,372 4,364,650
5,636,562
Consumer Finance — 0.2%
PRA Group, Inc.
(a)(b)
................. 45,890 1,664,430
Consumer Staples Distribution & Retail — 3.3%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 92,665 7,076,826
Casey's General Stores, Inc. ........... 11,720 2,681,770
Grocery Outlet Holding Corp.
(a)(b)
......... 40,544 1,207,400
Ingles Markets, Inc., Class A ........... 30,067 2,767,367
SpartanNash Co. ................... 74,868 1,835,763
Sprouts Farmers Market, Inc.
(a)
.......... 225,625 7,820,163
Weis Markets, Inc. .................. 35,526 2,930,540
26,319,829
Containers & Packaging — 2.1%
AptarGroup, Inc. ................... 50,780 6,017,938
Silgan Holdings, Inc. ................. 120,303 5,926,126
Sonoco Products Co. ................ 83,430 5,057,526
17,001,590
Diversified Consumer Services — 3.4%
Frontdoor , Inc.
(a)(b)
.................. 30,422 832,346
Graham Holdings Co., Class B .......... 4,333 2,493,945
Grand Canyon Education, Inc.
(a)
......... 47,633 5,654,037
H&R Block, Inc. .................... 95,810 3,248,917
Laureate Education, Inc. .............. 301,807 3,739,389
Perdoceo Education Corp.
(a)
........... 57,669 748,543
Service Corp. International ............ 143,674 10,084,478
26,801,655
Diversified Telecommunication Services — 1.6%
Anterix , Inc.
(a)(b)
.................... 29,173 921,283
ATN International, Inc. ............... 23,501 850,031
Cogent Communications Holdings, Inc. .... 90,782 6,267,589
EchoStar Corp., Class A
(a)(b)
............ 37,209 635,158
Frontier Communications Parent, Inc.
(a)
.... 124,894 2,815,111
Iridium Communications, Inc.
(a)
.......... 9,961 632,225
Radius Global Infrastructure, Inc., Class A
(a)
. 40,129 589,495
12,710,892
Electric Utilities — 4.1%
IDACORP, Inc. .................... 104,761 11,641,042
MGE Energy, Inc. ................... 44,058 3,375,283
PNM Resources, Inc. ................ 177,981 8,566,226
Portland General Electric Co. ........... 171,426 8,677,584
32,260,135
Electronic Equipment, Instruments & Components — 1.5%
Insight Enterprises, Inc.
(a)(b)
............ 5,495 664,620
National Instruments Corp. ............ 10,702 623,177
OSI Systems, Inc.
(a)
................. 34,674 3,916,775
Rogers Corp.
(a)
.................... 40,306 6,487,251
11,691,823
Entertainment — 2.5%
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
16,518 647,010
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)(b)
....................... 84,463 3,211,283
Madison Square Garden Sports Corp. ..... 31,881 6,392,141
Security
Shares
Shares Value
Entertainment (continued)
World Wrestling Entertainment, Inc., Class A 88,108 $ 9,442,534
19,692,968
Financial Services — 0.9%
Cass Information Systems, Inc. ......... 9,903 362,252
EVERTEC, Inc. .................... 85,719 2,973,592
International Money Express, Inc.
(a)
....... 68,741 1,772,143
MoneyGram International, Inc.
(a)(b)
........ 165,382 1,680,281
Waterstone Financial, Inc. ............. 50,997 706,308
7,494,576
Food Products — 5.6%
Cal-Maine Foods, Inc. ................ 80,325 3,815,437
Flowers Foods, Inc. ................. 437,045 12,023,108
Hostess Brands, Inc., Class A
(a)
......... 163,359 4,208,128
J & J Snack Foods Corp. .............. 8,616 1,319,971
John B Sanfilippo & Son, Inc. ........... 20,369 2,117,358
Lancaster Colony Corp. .............. 41,060 8,586,467
Post Holdings, Inc.
(a)
................. 27,608 2,498,248
Seaboard Corp. .................... 483 1,903,537
Seneca Foods Corp., Class A
(a)
......... 12,586 599,094
Tootsie Roll Industries, Inc.
(b)
........... 36,392 1,487,705
TreeHouse Foods, Inc.
(a)(b)
............. 108,421 5,773,418
44,332,471
Gas Utilities — 1.2%
Chesapeake Utilities Corp. ............ 9,724 1,200,914
Northwest Natural Holding Co. .......... 16,440 772,022
ONE Gas, Inc. ..................... 48,877 3,761,085
Spire, Inc. ........................ 42,524 2,880,151
Star Group LP ..................... 69,779 944,110
9,558,282
Ground Transportation — 3.4%
Heartland Express, Inc. ............... 126,974 1,838,583
Landstar System, Inc. ................ 78,488 13,816,243
Marten Transport Ltd. ................ 139,053 2,807,480
Schneider National, Inc., Class B ........ 122,016 3,193,159
Werner Enterprises, Inc. .............. 122,240 5,521,581
27,177,046
Health Care Equipment & Supplies — 0.5%
Atrion Corp. ...................... 3,094 1,903,738
QuidelOrtho Corp.
(a)
................. 25,001 2,248,840
4,152,578
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 10,606 766,708
AMN Healthcare Services, Inc.
(a)
......... 10,081 870,494
Chemed Corp. ..................... 23,710 13,070,138
CorVel Corp.
(a)
..................... 18,535 3,744,626
HealthEquity , Inc.
(a)
.................. 45,582 2,436,358
National HealthCare Corp. ............. 33,365 1,932,167
National Research Corp. .............. 32,246 1,403,668
Option Care Health, Inc.
(a)
............. 83,360 2,680,024
Patterson Cos., Inc. ................. 187,605 5,085,972
Pediatrix Medical Group, Inc.
(a)
.......... 27,007 387,010
Premier, Inc., Class A ................ 255,791 8,525,514
40,902,679
Health Care Technology — 0.7%
(a)
Computer Programs & Systems, Inc. ...... 30,659 793,455
HealthStream , Inc. .................. 53,330 1,314,051
NextGen Healthcare, Inc. ............. 123,948 2,074,889
Veradigm , Inc. ..................... 126,746 1,583,058
5,765,453

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.3%
Papa John's International, Inc. .......... 35,935 $ 2,687,579
Household Durables — 0.2%
Helen of Troy Ltd.
(a)
................. 13,546 1,359,206
Household Products — 0.5%
Reynolds Consumer Products, Inc. ....... 134,755 3,777,183
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 69,534 2,057,511
Indus Realty Trust, Inc. ............... 9,343 621,964
2,679,475
Insurance — 6.5%
AMERISAFE, Inc. .................. 44,394 2,470,526
Axis Capital Holdings Ltd. ............. 109,440 6,187,738
Donegal Group, Inc., Class A ........... 44,402 625,180
Employers Holdings, Inc. .............. 50,700 2,007,213
Enstar Group Ltd.
(a)
................. 24,644 5,929,346
Hanover Insurance Group, Inc. (The) ..... 75,840 9,067,430
Mercury General Corp. ............... 63,305 1,925,105
ProAssurance Corp. ................. 61,078 1,096,961
RenaissanceRe Holdings Ltd. .......... 33,823 7,285,813
RLI Corp. ........................ 4,503 626,142
Safety Insurance Group, Inc. ........... 30,726 2,245,763
Selective Insurance Group, Inc. ......... 44,922 4,327,336
White Mountains Insurance Group Ltd.
(b)
... 5,596 8,014,256
51,808,809
Interactive Media & Services — 0.0%
Ziff Davis, Inc.
(a)(b)
................... 4,906 358,825
IT Services — 0.1%
Hackett Group, Inc. (The) ............. 53,607 994,946
Leisure Products — 0.7%
Mattel, Inc.
(a)
...................... 114,598 2,062,764
Sturm Ruger & Co., Inc. .............. 37,828 2,177,380
Vista Outdoor, Inc.
(a)
................. 48,579 1,170,754
5,410,898
Life Sciences Tools & Services — 0.1%
OmniAb , Inc.
(a)
..................... 178,890 622,537
Marine Transportation — 0.3%
Eagle Bulk Shipping, Inc. ............. 20,460 914,971
Genco Shipping & Trading Ltd. .......... 39,357 606,491
Matson, Inc. ...................... 6,781 461,312
1,982,774
Media — 1.6%
John Wiley & Sons, Inc., Class A ........ 18,592 717,094
New York Times Co. (The), Class A ....... 47,231 1,877,432
Scholastic Corp., NVS ............... 57,105 2,196,829
TEGNA, Inc. ...................... 454,127 7,765,572
12,556,927
Metals & Mining — 2.4%
Royal Gold, Inc. .................... 125,215 16,583,474
Warrior Met Coal, Inc. ................ 64,238 2,220,708
18,804,182
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. .............. 374,279 3,709,105
Dynex Capital, Inc. .................. 95,045 1,127,234
4,836,339
Security
Shares
Shares Value
Multi-Utilities — 1.5%
Avista Corp. ...................... 139,887 $ 6,164,820
NorthWestern Corp. ................. 96,974 5,684,616
11,849,436
Office REITs — 1.0%
Easterly Government Properties, Inc.
(b)
.... 182,370 2,565,946
Equity Commonwealth ............... 246,025 5,097,638
7,663,584
Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Corp. .............. 231,820 2,494,383
Chord Energy Corp. ................. 6,295 895,967
Dorian LPG Ltd. .................... 68,581 1,523,870
Excelerate Energy, Inc., Class A ......... 25,104 539,736
Hess Midstream LP, Class A
(b)
.......... 94,094 2,760,718
International Seaways, Inc. ............ 47,052 1,873,611
Kimbell Royalty Partners LP ........... 114,946 1,843,734
11,932,019
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............. 20,650 745,465
Sylvamo Corp. .................... 22,793 1,044,375
1,789,840
Personal Care Products — 0.1%
USANA Health Sciences, Inc.
(a)(b)
........ 17,442 1,157,626
Pharmaceuticals — 3.4%
Amphastar Pharmaceuticals, Inc.
(a)
....... 85,505 3,058,514
Cara Therapeutics, Inc.
(a)(b)
............ 54,094 227,195
Collegium Pharmaceutical, Inc.
(a)
........ 69,235 1,611,098
Corcept Therapeutics, Inc.
(a)
........... 142,565 3,211,989
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 7,586 244,573
Innoviva , Inc.
(a)(b)
................... 134,183 1,573,967
Organon & Co. .................... 17,884 440,483
Pacira BioSciences , Inc.
(a)(b)
............ 30,425 1,378,557
Perrigo Co. plc .................... 105,127 3,909,673
Phibro Animal Health Corp., Class A ...... 36,472 567,504
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 107,511 6,615,152
SIGA Technologies, Inc. .............. 93,307 543,980
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 61,253 2,257,785
Theravance Biopharma, Inc.
(a)
.......... 103,639 1,122,410
26,762,880
Professional Services — 6.6%
CACI International, Inc., Class A
(a)(b)
...... 15,555 4,873,693
CBIZ, Inc.
(a)
....................... 99,033 5,218,049
CRA International, Inc. ............... 5,281 555,244
CSG Systems International, Inc. ......... 68,665 3,617,272
Dun & Bradstreet Holdings, Inc. ......... 77,754 868,512
Exponent, Inc. ..................... 15,171 1,396,491
FTI Consulting, Inc.
(a)
................ 71,972 12,990,946
Heidrick & Struggles International, Inc. .... 14,828 372,331
Huron Consulting Group, Inc.
(a)
.......... 44,480 3,771,459
ICF International, Inc. ................ 16,217 1,848,738
Kforce , Inc. ....................... 20,069 1,186,881
Maximus, Inc. ..................... 128,413 10,741,747
Verra Mobility Corp., Class A
(a)(b)
......... 295,252 5,004,521
52,445,884
Real Estate Management & Development — 0.2%
(a)
FRP Holdings, Inc. .................. 14,246 826,268
Tejon Ranch Co. ................... 47,225 816,048
1,642,316

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Residential REITs — 0.2%
Centerspace ...................... 9,483 $ 534,651
Elme Communities .................. 37,265 642,076
1,176,727
Retail REITs — 1.0%
Agree Realty Corp. ................. 76,552 5,204,770
Alexander's, Inc. ................... 5,699 1,060,413
NETSTREIT Corp. .................. 113,766 2,072,817
8,338,000
Software — 2.1%
CommVault Systems, Inc.
(a)
............ 25,872 1,507,562
Dolby Laboratories, Inc., Class A ........ 106,433 8,907,378
InterDigital , Inc. .................... 34,311 2,324,227
Progress Software Corp. .............. 32,889 1,804,948
Verint Systems, Inc.
(a)(b)
............... 68,108 2,485,261
17,029,376
Specialty Retail — 3.1%
Arko Corp. ....................... 102,564 857,435
AutoNation, Inc.
(a)
................... 53,563 7,054,247
Murphy USA, Inc. .................. 45,120 12,418,378
ODP Corp. (The)
(a)
.................. 13,730 593,273
Penske Automotive Group, Inc.
(b)
........ 3,486 483,090
PetMed Express, Inc. ................ 48,021 738,083
Sportsman's Warehouse Holdings, Inc.
(a)
... 94,200 585,924
Winmark Corp. .................... 6,243 2,084,662
24,815,092
Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co. ............. 29,615 2,474,037
Trading Companies & Distributors — 1.3%
McGrath RentCorp .................. 9,713 863,292
MSC Industrial Direct Co., Inc., Class A .... 49,388 4,480,973
Watsco , Inc.
(b)
..................... 14,392 4,985,101
10,329,366
Security
Shares
Shares Value
Water Utilities — 1.1%
American States Water Co. ............ 26,425 $ 2,345,219
California Water Service Group ......... 86,904 4,873,576
SJW Group ....................... 22,701 1,723,460
8,942,255
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co. ..... 104,582 2,176,351
Telephone and Data Systems, Inc. ....... 144,791 1,447,910
United States Cellular Corp.
(a)
.......... 34,675 736,497
4,360,758
Total Long-Term Investments — 99.8%
(Cost: $772,450,700) ............................. 794,393,790
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 26,470,886 26,478,827
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 1,106,846 1,106,846
Total Short-Term Securities — 3.5%
(Cost: $27,572,456) .............................. 27,585,673
Total Investments — 103.3%
(Cost: $800,023,156 ) ............................. 821,979,463
Liabilities in Excess of Other Assets — (3.3)% ............ (26,059,789)
Net Assets — 100.0% ..............................
$ 795,919,674
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 29,772,890 $ — $ (3,304,203)
(a)
$ 1,710 $ 8,430 $ 26,478,827 26,470,886 $ 890,008
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,800,000 — (693,154)
(a)
— — 1,106,846 1,106,846 50,612 1
$ 1,710 $ 8,430 $ 27,585,673 $ 940,620 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 4 06/16/23 $ 133 $ 3,151
S&P Midcap 400 E-Mini Index ................................................. 5 06/16/23 1,250 10,308
$ 13,459
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 794,393,790 $ — $ — $ 794,393,790
Short-Term Securities
Money Market Funds ...................................... 27,585,673 — — 27,585,673
$ 821,979,463 $ — $ — $ 821,979,463
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 13,459 $ — $ — $ 13,459
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
S&P Standard & Poor's